Investments and Equity Method Investments - Schedule of Investments and Equity Method Investments (Parenthetical) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Platform Ventures [Member]
Net Investment Income [Line Items]
Equity method investments	$ 0	$ 0
Motif Foodworks Inc and Allonnia LLC [Member]
Net Investment Income [Line Items]
Equity method investments		$ 0	$ 0